ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Feb. 28, 2017	Feb. 29, 2016
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued employee payroll and welfare benefits	$ 79,867,924	$ 44,689,197
Other taxes payable	13,769,327	9,568,342
Accrued employee annual bonus	5,956,144	3,740,558
Payable for investments and acquisitions	1,807,584	3,022,079
Interest payable	2,999,801	1,677,083
Accrued teaching material costs	917,475	417,137
Government subsidies	90,210	98,351
Examination enrollment fees collected on behalf of contests organizers	755,054	454,615
Professional service fee payable	230,098	208,249
Outsourcing Service Fee Payable	646,674	0
Others	9,789,999	6,391,940
Total	$ 116,830,290	$ 70,267,551